Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/27/2020
Distribution Date:	3/13/2020

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.500%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 475,000,000	1.31486	$624,557,500	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed
SERIES CBL25 - 7 Year Fixed(1)	EUR 1,500,000,000	1.45010	$2,175,150,000	January 14, 2027	0.010%	Fixed
Total Outstanding under the Global Registered Covered Bond Program			$27,134,254,100

OSFI Covered Bond Ratio(2)			2.50%
OSFI Covered Bond Ratio Limit			5.50%

Series Ratings	Moody's	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA
CBL25	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency;
for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at January 31, 2020.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/27/2020
Distribution Date:	3/13/2020
Supplementary Information (continued)

	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA- (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating

Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.
P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating

Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.
P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:

	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/27/2020
Distribution Date:	3/13/2020
Asset Coverage Test (C$) (1)

Outstanding Covered Bonds	$27,134,254,100

A = Lesser of (i) LTV Adjusted Loan Balance and	36,577,417,548	A (i)	38,546,569,320
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	36,577,417,548
B = Principal Receipts up to Calculation Date not otherwise applied	-	Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan	-	Maximum Asset Percentage:	95.0%
D = Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Negative Carry Factor Calculation	375,638,464
Total: A + B + C + D + E - F	36,201,779,083

Asset Coverage Test	PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:	103.0%
Level of Overcollateralization(3)	106.4%

Valuation Calculation (1)

Trading Value of Covered Bond(4)	27,636,896,576
-
A = lesser of (i) Present Value of outstanding loan balance of	38,501,511,845
Performing Eligible Loans(5) and (ii) 80% of Market Value of	-
properties securing Performing Eligible Loans	-
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Trading Value of Swap Collateral	-
Total: A + B + C + D + E + F	38,501,511,845

Intercompany Loan Balance

Guarantee Loan	28,605,456,007
Demand Loan	10,429,528,295
Total	39,034,984,302

Portfolio Losses(6)

Period End	Write off Amounts	Loss Percentage (annualized)
February 27, 2020	N/A	N/A

Portfolio Flow of Funds

	2/28/2020		1/30/2020
Cash Inflows
Principal Receipts	394,852,739.44		474,573,879.12
Sale of Loans	85,655,477.51		62,050,007.74
Revenue Receipts	91,685,981.45		101,803,571.86
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows	-		-
Swap Payment	-		-
Intercompany Loan Interest	(91,539,496.64)	(7)	(101,703,761.06)	(8)
Purchase of Loans	(39,772,507.16)		(58,935,206.43)
Intercompany Loan Repayment	(440,735,709.78)	(7)	(477,688,680.43)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(43.39)		(40.14)
Net Inflows/(Outflows)	146,441.42		99,770.66

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.
(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.
(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.1000%.
(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2019 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(7) This amount is to be paid out on March 17th, 2020.
(8) This amount was paid out on February 18th, 2020.
(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/27/2020
Distribution Date:	3/13/2020
Portfolio Summary Statistics

Previous Month Ending Balance	$ 38,981,469,585
Current Month Ending Balance (1)	$ 38,540,254,861
Number of Mortgage Loans in Pool	174,625
Average Loan Size	$220,703
Number of Primary Borrowers	152,726
Number of Properties	157,144

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	51.71%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	64.40%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	74.16%
Weighted Average Seasoning of Loans in the Portfolio	27.96	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.01%
Weighted Average Original Term of Loans in the Portfolio	54.94	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	26.98	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	33.22	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	174,532	99.95%	38,513,012,956	99.93%
30 to 59 Days Past Due	71	0.04%	20,662,402	0.05%
60 to 89 Days Past Due	22	0.01%	6,579,503	0.02%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	174,625	100.00%	38,540,254,861	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	20,475	11.73%	4,618,066,076	11.98%
British Columbia	26,329	15.08%	7,453,892,066	19.34%
Manitoba	3,458	1.98%	515,808,988	1.34%
New Brunswick	4,260	2.44%	437,320,355	1.13%
Newfoundland	4,524	2.59%	635,075,697	1.65%
Northwest Territories	61	0.03%	13,287,073	0.03%
Nova Scotia	6,536	3.74%	842,615,011	2.19%
Nunavut	-	0.00%	-	0.00%
Ontario	100,413	57.50%	22,391,760,798	58.10%
Prince Edward Island	887	0.51%	101,311,839	0.26%
Quebec	2,032	1.16%	476,982,549	1.24%
Saskatchewan	5,341	3.06%	993,240,576	2.58%
Yukon	309	0.18%	60,893,834	0.16%
Total	174,625	100.00%	38,540,254,861	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,916	1.67%	621,573,655	1.61%
599 or less	1,137	0.65%	233,620,631	0.61%
600 - 650	2,523	1.44%	554,084,778	1.44%
651 - 700	7,822	4.48%	1,762,529,522	4.57%
701 - 750	17,987	10.30%	4,258,453,998	11.05%
751 - 800	27,683	15.85%	6,521,775,637	16.92%
801 and Above	114,557	65.60%	24,588,216,640	63.80%
Total	174,625	100.00%	38,540,254,861	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan,  or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/27/2020
Distribution Date:	3/13/2020
Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	144,147	82.55%	29,767,162,145	77.24%
Variable	30,478	17.45%	8,773,092,717	22.76%
Total	174,625	100.00%	38,540,254,861	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	138,624	79.38%	27,875,813,317	72.33%
Non-STEP	36,001	20.62%	10,664,441,545	27.67%
Total	174,625	100.00%	38,540,254,861	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	15,327	8.78%	3,400,846,703	8.82%
Owner Occupied	159,298	91.22%	35,139,408,159	91.18%
Total	174,625	100.00%	38,540,254,861	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	19,133	10.96%	5,083,322,749	13.19%
2.5000 - 2.9999	82,415	47.20%	16,896,097,520	43.84%
3.0000 - 3.4999	41,711	23.89%	9,539,835,850	24.75%
3.5000 - 3.9999	30,540	17.49%	6,878,157,391	17.85%
4.0000 - 4.4999	510	0.29%	88,495,421	0.23%
4.5000 - 4.9999	160	0.09%	24,267,683	0.06%
5.0000 - 5.4999	23	0.01%	2,445,703	0.01%
5.5000 and Above	133	0.08%	27,632,545	0.07%
Total	174,625	100.00%	38,540,254,861	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,324	10.49%	1,505,729,543	3.91%
20.01-25.00	7,931	4.54%	1,126,282,815	2.92%
25.01-30.00	9,527	5.46%	1,608,080,739	4.17%
30.01-35.00	11,750	6.73%	2,234,555,559	5.80%
35.01-40.00	13,706	7.85%	2,945,844,472	7.64%
40.01-45.00	16,214	9.29%	3,694,925,288	9.59%
45.01-50.00	17,298	9.91%	4,236,684,838	10.99%
50.01-55.00	16,692	9.56%	4,234,000,095	10.99%
55.01-60.00	15,914	9.11%	4,148,963,749	10.77%
60.01-65.00	13,277	7.60%	3,471,165,448	9.01%
65.01-70.00	11,196	6.41%	3,038,393,765	7.88%
70.01-75.00	11,062	6.33%	3,141,870,906	8.15%
75.01-80.00	9,196	5.27%	2,446,219,198	6.35%
80.01-90.00	2,288	1.31%	631,046,765	1.64%
90.01-100.00	160	0.09%	52,738,552	0.14%
Over 100.00	90	0.05%	23,753,127	0.06%
Total	174,625	100.00%	38,540,254,861	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/27/2020
Distribution Date:	3/13/2020
Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	31,522	18.05%	5,963,465,581	15.47%
12.00 - 23.99	56,222	32.20%	12,284,595,608	31.87%
24.00 - 35.99	38,655	22.14%	8,837,524,495	22.93%
36.00 - 41.99	17,171	9.83%	4,081,539,361	10.59%
42.00 - 47.99	14,839	8.50%	3,715,629,309	9.64%
48.00 - 53.99	7,947	4.55%	1,940,551,324	5.04%
54.00 - 59.99	6,728	3.85%	1,422,506,297	3.69%
60.00 - 65.99	1,369	0.78%	264,915,851	0.69%
66.00 - 71.99	27	0.02%	4,718,905	0.01%
72.00 and Above	145	0.08%	24,808,131	0.06%
Total	174,625	100.00%	38,540,254,861	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	42,932	24.59%	2,572,286,067.04	6.67%
100,000 - 149,999	27,566	15.79%	3,448,968,169.25	8.95%
150,000 - 199,999	25,006	14.32%	4,364,943,359.06	11.33%
200,000 - 249,999	21,179	12.13%	4,755,870,513.73	12.34%
250,000 - 299,999	16,695	9.56%	4,573,397,235.42	11.87%
300,000 - 349,999	12,099	6.93%	3,918,494,198.54	10.17%
350,000 - 399,999	8,696	4.98%	3,247,924,842.93	8.43%
400,000 - 449,999	5,105	2.92%	2,163,543,125.71	5.61%
450,000 - 499,999	4,005	2.29%	1,896,139,170.23	4.92%
500,000 - 549,999	2,893	1.66%	1,515,294,675.59	3.93%
550,000 - 599,999	2,303	1.32%	1,321,271,747.17	3.43%
600,000 - 649,999	1,653	0.95%	1,030,556,559.00	2.67%
650,000 - 699,999	1,100	0.63%	742,667,105.60	1.93%
700,000 - 749,999	769	0.44%	556,582,889.74	1.44%
750,000 - 799,999	646	0.37%	499,759,501.98	1.30%
800,000 - 849,999	471	0.27%	387,771,946.48	1.01%
850,000 - 899,999	399	0.23%	348,800,521.12	0.91%
900,000 - 949,999	270	0.15%	249,193,682.35	0.65%
950,000 - 999,999	188	0.11%	182,659,837.41	0.47%
1,000,000 or Greater	650	0.37%	764,129,713.13	1.98%
Total	174,625	100.00%	38,540,254,861	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	28,506	16.32%	5,975,120,175	15.50%
Single Family	142,012	81.32%	31,568,407,938	81.91%
Multi Family	3,551	2.03%	887,473,792	2.30%
Other	556	0.32%	109,252,957	0.28%
Total	174,625	100.00%	38,540,254,861	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/27/2020
Distribution Date:	3/13/2020
Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)

Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	74,132,124	54,949,626	75,387,384	99,732,258	123,033,003	150,002,670	212,239,976	256,151,675	362,464,793	438,998,161	546,035,391	932,807,743	965,305,213	293,957,967	28,790,136	4,077,957	4,618,066,076	11.98%
Alberta	Current and Less Than 30 Days Past Due	74,079,972	54,949,626	75,387,384	99,732,258	123,033,003	149,862,050	212,164,323	256,151,675	361,818,403	438,998,161	544,763,034	931,425,258	962,172,183	293,058,386	28,790,136	4,077,957	4,610,463,809	99.84%
Alberta	30 to 59 Days Past Due	52,151	-	-	-	-	140,620	75,653	-	646,390	-	952,833	1,096,531	1,533,733	899,581	-	-	5,397,493	0.12%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	319,523	285,954	1,599,297	-	-	-	2,204,774	0.05%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	351,767,472	244,098,692	336,282,895	447,918,190	660,999,106	776,722,477	884,854,081	839,153,063	830,134,471	672,991,370	502,598,125	383,125,286	327,317,740	181,970,559	7,628,859	6,329,680	7,453,892,066	19.34%
	Current and Less Than 30 Days Past Due	351,685,657	244,098,692	335,988,384	447,715,352	660,708,628	776,722,477	884,854,081	838,738,694	829,065,767	672,580,705	502,598,125	382,176,236	327,084,462	181,970,559	7,628,859	6,329,680	7,449,946,358	99.95%
British Columbia	30 to 59 Days Past Due	81,815	-	294,511	-	290,477	-	-	414,369	621,148	410,665	-	949,050	233,278	-	-	-	3,295,313	0.04%
British Columbia	60 to 89 Days Past Due	-	-	-	202,838	-	-	-	-	447,556	-	-	-	-	-	-	-	650,394	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	9,092,693	8,890,665	10,114,760	16,751,083	19,649,534	33,651,408	38,238,130	49,549,842	63,295,633	73,189,866	90,267,571	62,690,496	39,609,500	558,529	259,278	-	515,808,988	1.34%
Manitoba	Current and Less Than 30 Days Past Due	9,092,693	8,890,665	10,114,760	16,751,083	19,649,534	33,651,408	38,238,130	49,549,842	63,295,633	73,189,866	90,267,571	62,690,496	39,609,500	558,529	259,278	-	515,808,988	100.00%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,481,189	7,109,469	13,070,702	19,304,523	26,562,650	40,007,572	54,998,448	73,303,161	56,630,920	43,300,887	30,030,999	37,465,509	23,925,499	-	128,827	-	437,320,355	1.13%
New Brunswick	Current and Less Than 30 Days Past Due	11,481,189	7,109,469	13,070,702	19,304,523	26,562,650	39,869,679	54,998,448	73,198,687	56,630,920	43,300,887	30,030,999	37,465,509	23,925,499	-	128,827	-	437,077,988	99.94%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	137,893	-	104,473	-	-	-	-	-	-	-	-	242,367	0.06%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	5,296,087	5,092,765	5,677,361	9,891,304	14,068,908	18,429,479	25,208,037	32,345,395	38,425,190	52,014,953	73,502,497	122,221,019	166,434,550	65,858,345	-	609,807	635,075,697	1.65%
Newfoundland	Current and Less Than 30 Days Past Due	5,296,087	5,092,765	5,625,915	9,860,419	14,068,908	18,429,479	25,208,037	32,345,395	38,383,788	52,014,953	73,502,497	122,221,019	166,434,550	65,636,453	-	609,807	634,730,071	99.95%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	41,403	-	-	-	-	-	-	-	41,403	0.01%
Newfoundland	60 to 89 Days Past Due	-	-	51,446	30,885	-	-	-	-	-	-	-	-	-	221,892	-	-	304,223	0.05%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	352,145	202,270	188,275	709,326	1,244,516	571,591	2,197,331	696,272	2,508,703	1,578,422	872,538	1,165,085	1,000,599	-	-	-	13,287,073	0.03%
North West Territories	Current and Less Than 30 Days Past Due	352,145	202,270	188,275	709,326	1,244,516	571,591	2,197,331	696,272	2,508,703	1,578,422	872,538	1,165,085	1,000,599	-	-	-	13,287,073	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	17,883,400	13,126,270	18,990,401	27,800,988	38,829,137	55,281,755	78,533,495	101,760,279	116,823,023	160,402,467	103,967,496	63,021,270	45,576,813	412,692	205,526	-	842,615,011	2.19%
Nova Scotia	Current and Less Than 30 Days Past Due	17,883,400	13,126,270	18,990,401	27,800,988	38,829,137	55,281,755	78,493,083	101,680,154	116,684,147	160,402,467	103,967,496	63,021,270	45,576,813	412,692	205,526	-	842,355,598	99.97%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	40,412	80,125	138,876	-	-	-	-	-	-	-	259,413	0.03%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,006,374,299	767,892,283	1,116,309,958	1,556,472,549	1,987,644,044	2,516,701,459	2,787,609,766	2,643,312,053	2,491,288,619	1,852,308,081	1,552,378,765	1,375,001,806	633,792,711	76,817,285	15,309,800	12,547,323	22,391,760,798	58.10%
Ontario	Current and Less Than 30 Days Past Due	1,006,374,299	767,892,283	1,116,084,765	1,554,496,946	1,987,279,381	2,516,366,383	2,784,999,460	2,642,059,083	2,488,627,021	1,851,786,944	1,551,900,126	1,373,646,151	632,865,316	76,817,285	15,309,800	12,547,323	22,379,052,566	99.94%
Ontario	30 to 59 Days Past Due	-	-	225,193	1,150,635	364,663	238,020	2,610,306	1,017,105	1,690,551	-	478,639	1,173,472	927,394	-	-	-	9,875,977	0.04%
Ontario	60 to 89 Days Past Due	-	-	-	824,968	-	97,056	-	235,866	971,047	521,136	-	182,183	-	-	-	-	2,832,255	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,830,778	1,988,693	2,489,847	3,868,143	8,817,002	7,955,460	14,780,701	14,401,973	8,294,400	10,583,731	8,032,566	9,287,936	7,980,608	-	-	-	101,311,839	0.26%
Prince Edward Island	Current and Less Than 30 Days Past Due	2,830,778	1,988,693	2,489,847	3,868,143	8,817,002	7,955,460	14,780,701	14,401,973	8,294,400	10,583,731	8,032,566	9,287,936	7,980,608	-	-	-	101,311,839	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	4,750,330	5,389,663	4,498,367	12,030,947	13,075,289	13,980,945	23,007,955	24,188,412	30,376,979	36,532,874	51,147,696	76,484,385	171,831,198	9,083,024	416,125	188,361	476,982,549	1.24%
Quebec	Current and Less Than 30 Days Past Due	4,750,330	5,389,663	4,498,367	12,030,947	13,075,289	13,980,945	23,007,955	24,188,412	30,376,979	36,250,212	51,147,696	76,484,385	171,221,069	9,083,024	416,125	188,361	476,089,757	99.81%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	282,662	-	-	610,129	-	-	-	892,792	0.19%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/27/2020
Distribution Date:	3/13/2020
Saskatchewan	All	19,852,958	16,544,132	22,289,304	37,351,063	48,250,214	74,165,417	107,658,414	194,853,478	142,205,297	121,436,119	73,197,390	73,219,235	59,829,190	2,388,366	-	-	993,240,576	2.58%
Saskatchewan	Current and Less Than 30 Days Past Due	19,852,958	16,512,560	22,289,304	37,351,063	48,250,214	74,165,417	107,658,414	194,179,537	142,205,297	121,192,838	72,900,682	73,219,235	59,829,190	2,388,366	-	-	991,995,073	99.87%
Saskatchewan	30 to 59 Days Past Due	-	31,573	-	-	-	-	-	329,364	-	-	296,708	-	-	-	-	-	657,645	0.07%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	344,577	-	243,281	-	-	-	-	-	-	587,857	0.06%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,916,069	998,288	2,781,487	2,725,185	3,671,071	7,455,054	7,358,504	4,284,492	6,515,720	7,828,519	6,362,732	5,381,136	3,615,577	-	-	-	60,893,834	0.16%
Yukon	Current and Less Than 30 Days Past Due	1,916,069	998,288	2,781,487	2,725,185	3,671,071	7,455,054	7,358,504	4,284,492	6,515,720	7,828,519	6,362,732	5,381,136	3,615,577	-	-	-	60,893,834	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,505,729,543	1,126,282,815	1,608,080,739	2,234,555,559	2,945,844,472	3,694,925,288	4,236,684,838	4,234,000,095	4,148,963,749	3,471,165,448	3,038,393,765	3,141,870,906	2,446,219,198	631,046,765	52,738,552	23,753,127	38,540,254,861	100.00%
	Current and Less Than 30 Days Past Due	1,505,595,576	1,126,251,243	1,607,509,590	2,232,346,233	2,945,189,332	3,694,311,699	4,233,958,468	4,231,474,216	4,144,406,779	3,469,707,704	3,036,346,062	3,138,183,716	2,441,315,367	629,925,292	52,738,552	23,753,127	38,513,012,956	99.93%
	30 to 59 Days Past Due	133,966	31,573	519,704	1,150,635	655,140	516,534	2,726,370	1,945,437	3,138,367	693,328	1,728,180	3,219,053	3,304,535	899,581	-	-	20,662,402	0.05%
	60 to 89 Days Past Due	-	-	51,446	1,058,691	-	97,056	-	580,442	1,418,602	764,417	319,523	468,137	1,599,297	221,892	-	-	6,579,503	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/27/2020
Distribution Date:	3/13/2020
Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	18,981,952	18,546,639	24,030,690	35,329,860	35,279,679	40,394,738	49,389,576	48,665,907	52,586,217	55,454,396	50,158,019	72,095,574	110,177,606	9,394,806	313,114	774,881	621,573,655	1.61%
<=599	4,253,477	6,517,590	6,172,983	12,054,131	19,677,337	21,340,030	25,705,645	24,993,272	31,306,309	19,810,975	17,981,396	21,529,595	16,891,350	4,975,864	410,677	-	233,620,631	0.61%
600-650	10,466,564	7,580,501	14,214,049	27,620,035	36,388,660	51,466,049	66,021,771	70,068,231	55,030,851	53,061,969	48,086,758	49,991,116	49,187,186	12,089,496	2,319,136	492,406	554,084,778	1.44%
651-700	36,431,839	28,291,710	45,144,585	87,488,062	125,207,862	158,488,990	196,241,957	223,456,712	203,637,798	167,806,952	153,228,578	165,081,664	125,535,459	36,838,258	5,996,658	3,652,439	1,762,529,522	4.57%
701-750	99,673,945	82,878,612	127,215,057	205,490,425	272,916,492	393,273,984	469,635,123	479,111,885	473,824,568	418,315,519	377,990,790	438,473,332	320,259,296	82,965,092	10,992,202	5,437,677	4,258,453,998	11.05%
751-800	177,034,755	136,692,595	232,901,456	326,431,297	463,311,655	614,528,273	734,829,578	742,325,920	737,452,800	621,986,368	554,058,320	602,711,809	433,160,238	127,741,089	10,096,403	6,513,080	6,521,775,637	16.92%
>800	1,158,887,011	845,775,167	1,158,401,920	1,540,141,748	1,993,062,786	2,415,433,224	2,694,861,190	2,645,378,167	2,595,125,207	2,134,729,270	1,836,889,904	1,791,987,817	1,391,008,063	357,042,161	22,610,362	6,882,644	24,588,216,640	63.80%
Total	1,505,729,543	1,126,282,815	1,608,080,739	2,234,555,559	2,945,844,472	3,694,925,288	4,236,684,838	4,234,000,095	4,148,963,749	3,471,165,448	3,038,393,765	3,141,870,906	2,446,219,198	631,046,765	52,738,552	23,753,127	38,540,254,861	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.